THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln National Variable Annuity Account H

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln Life & Annuity Variable Annuity Account H

American Legacy® Shareholder’s Advantage (A Class)

THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
Lincoln Life Variable Annuity Account N

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

Lincoln ChoicePlus AssuranceSM A Class

Supplement dated March 2, 2017 to the prospectus dated May 1, 2016

As of March 4, 2017, the American Legacy® Shareholder’s Advantage (A Class) and the Lincoln ChoicePlus AssuranceSM A Class variable annuity contracts are no longer available for purchase.

This supplement is for informational purposes and is not applicable to existing contract owners.

Please retain this Supplement for future reference.